RELATED PARTY TRANSACTIONS AND BALANCES - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Unfunded capital commitments	$ 470,145,000
Provisions for doubtful debts related to receivables of related party transaction	$ 0	$ 0